Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,333.34
Previously Paid Amount	0
Total Fee Amount	4.2
Total Offset Amount	0
Net Fee	$ 4.2